Schedule of investments
Nomura Growth and Income Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.11%♣
Communication Services — 13.14%
Alphabet Class A	154,893	$ 48,481,509
AT&T	2,032,474	50,486,654
Comcast Class A	1,450,611	43,358,763
Meta Platforms Class A	50,571	33,381,411
Verizon Communications	827,843	33,718,046
		209,426,383
Consumer Discretionary — 7.14%
Booking Holdings	8,178	43,795,889
Dillard's Class A	28,102	17,039,367
Macy's	296,811	6,544,682
TJX	302,195	46,420,174
		113,800,112
Consumer Staples — 5.16%
Altria Group	479,408	27,642,665
Philip Morris International	340,100	54,552,040
		82,194,705
Energy — 6.44%
Expand Energy	104,675	11,551,933
Exxon Mobil	620,556	74,677,709
HF Sinclair	237,695	10,952,985
Marathon Petroleum	33,163	5,393,299
		102,575,926
Financials — 26.67%
American International Group	210,714	18,026,583
Bank of New York Mellon	40,192	4,665,889
Citigroup	625,486	72,987,961
Evercore Class A	125,705	42,771,126
F&G Annuities & Life	24,807	765,296
Invesco	1,866,037	49,020,792
Janus Henderson Group	110,000	5,232,700
MetLife	64,269	5,073,395
Old Republic International	470,575	21,477,043
OneMain Holdings	476,487	32,186,697
PNC Financial Services Group	80,442	16,790,659
Popular	373,776	46,542,587
Synchrony Financial	106,885	8,917,416
Truist Financial	706,439	34,763,863
Wells Fargo & Co.	534,630	49,827,516
Western Union	1,714,554	15,962,498
		425,012,021
Healthcare — 16.95%
Bristol-Myers Squibb	976,536	52,674,352
CVS Health	682,141	54,134,710
Gilead Sciences	468,693	57,527,379
McKesson	63,821	52,351,728
Merck & Co.	406,751	42,814,610
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Pfizer	428,092	$ 10,659,491
		270,162,270
Industrials — 7.40%
3M	126,117	20,191,332
Comfort Systems USA	16,592	15,485,148
Delta Air Lines	88,787	6,161,818
Lockheed Martin	53,512	25,882,149
Trane Technologies	27,252	10,606,478
United Airlines Holdings †	60,000	6,709,200
United Parcel Service Class B	332,214	32,952,306
		117,988,431
Information Technology — 13.71%
Accenture Class A	64,234	17,233,981
AppLovin Class A †	28,286	19,059,673
Cisco Systems	948,739	73,081,365
Lam Research	141,595	24,238,232
Micron Technology	263,914	75,323,695
Salesforce	35,935	9,519,541
		218,456,487
Materials — 2.50%
Newmont	399,201	39,860,220
		39,860,220
Total Common Stocks (cost $1,129,340,775)		1,579,476,555

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,866,264	2,866,264
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,866,265	2,866,265
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,866,265	2,866,265
NQ- FI1 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Growth and Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,866,265	$ 2,866,265
Total Short-Term Investments (cost $11,465,059)		11,465,059

Total Value of Securities—99.83% (cost $1,140,805,834)		1,590,941,614
Receivables and Other Assets Net of Liabilities—0.17%		2,673,394
Net Assets Applicable to 94,453,012 Shares Outstanding—100.00%		$1,593,615,008

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- FI1 [1225] 0226 (5191634)